Related Parties - Transactions with Trip.com and its Subsidiaries (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Balance Outstanding
Trade payables	$ 45,748	$ 33,518
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	969	345
Trade payables	4,926	373
Advance to vendor	$ 134	$ 21